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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment             [ ] Amendment Number: ________________
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Centaur Capital Partners, L.P.
Address:  1460 Main Street, Ste 234
          Southlake, TX 76092

Form 13F File Number: 28-13305

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Malcolm E. Ashton
Title:    Managing Partner
Phone:    817-488-9632

Signature, Place, and Date of Signing:

/s/ Malcolm E. Ashton             Southlake, TX               May 15, 2013
-------------------------     --------------------       -----------------------
      (Signature)                 (City, State)                  (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     1  28-12232     T2 Partners Management, LP

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     25
Form 13F Information Table Value Total:     51,797 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8
--------------------------- --------------- --------- -------- ------------------------ ----------- -------- -------------------
                               TITLE OF                VALUE   SHRS OR                  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS         CUSIP    (X1000) PRN AMT  SH/PRN PUT/CALL DISCRETION  MANAGERS SOLE    SHARED NONE
--------------------------- --------------- --------- -------- -------- ------ -------- ----------- -------- ------- ------ ----
ALLEGHANY CORP DEL          COM             017175100    1,187    3,000   SH      N/A       SOLE       --      3,000    0     0
AMERICAN INTL GROUP INC     COM NEW         026874784    5,046  130,000   SH      CALL      SOLE       --        N/A   N/A   N/A
ANNIES INC                  COM             03600T104      957   25,000   SH      PUT       SOLE       --     25,000    0     0
APPLE INC                   COM             037833100    4,316    9,750   SH      N/A       SOLE       --      9,750    0     0
ASTEX PHARMACEUTICALS INC   COM             04624B103    1,652  370,000   SH      N/A       SOLE       --    370,000    0     0
BIG LOTS INC                COM             089302103    1,587   45,000   SH      N/A       SOLE       --     45,000    0     0
BLUCORA INC                 COM             095229100    3,158  204,000   SH      N/A       SOLE       --    204,000    0     0
BLUCORA INC                 COM             095229100    1,083   70,000   SH      CALL      SOLE       --        N/A   N/A   N/A
BODY CENT CORP              COM             09689U102    2,350  250,000   SH      N/A       SOLE       --    250,000    0     0
BRAVO BRIO RESTAURANT GROUP COM             10567B109      317   20,000   SH      N/A       SOLE       --     20,000    0     0
BROOKFIELD ASSET MGMT INC   CL A LTD VT SH  112585104    1,642   45,000   SH      N/A       SOLE       --     45,000    0     0
COACH INC                   COM             189754104    4,249   85,000   SH      N/A       SOLE       --     85,000    0     0
E M C CORP MASS             COM             268648102    2,986  125,000   SH      N/A       SOLE       --    125,000    0     0
E M C CORP MASS             COM             268648102    2,031   85,000   SH      CALL      SOLE       --        N/A   N/A   N/A
FIRST AMERN FINL CORP       COM             31847R102    6,776  265,000   SH      N/A       SOLE       --    265,000    0     0
IDT CORP                    CL B NEW        448947507      989   82,000   SH      N/A       SOLE       --     82,000    0     0
KOHLS CORP                  COM             500255104    4,152   90,000   SH      N/A       SOLE       --     90,000    0     0
MITCHAM INDS INC            COM             606501104      423   25,000   SH      CALL      SOLE       --        N/A   N/A   N/A
OM GROUP INC                COM             670872100    2,031   86,500   SH      N/A       SOLE       --     86,500    0     0
SKULLCANDY INC              COM             83083J104    1,056  200,000   SH      N/A       SOLE       --    200,000    0     0
TELULAR CORP                COM NEW         87970T208      881   87,600   SH      N/A       SOLE       --     87,600    0     0
TETRA TECHNOLOGIES INC DEL  COM             88162F105      802   78,200   SH      N/A       SOLE       --     78,200    0     0
VONAGE HLDGS CORP           COM             92886T201      404  140,000   SH      N/A       SOLE       --    140,000    0     0
WESTERN DIGITAL CORP        COM             958102105      991   19,700   SH      N/A       SOLE       --     19,700    0     0
XPO LOGISTICS INC           NOTE 4.500%10/0 983793AA8      731      600  PRN      N/A       SOLE       --        600    0     0